INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2021
Inventories [abstract]
Inventories
Amounts in R million 2021 2020
Consumable stores 177.6 165.6
Ore stockpile 52.9 9.0

1
Gold in process (a) 59.6 86.6

1
Finished inventories - Gold Bullion 49.9 62.2
Total inventories 340.0 323.4

1
During 2021, the Group disaggregated “Gold

in process” into “Gold in process” and “Ore

stockpile” respectively to present material items
separately